13F-HR
1
NONE
dbailey@sturdivant-co.com

0000914975
@rhj7oac
028-4000

09/30/2005

13F-HR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey R. de Krafft
Title: Managing Director and Principal
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Harvey R. de Krafft        Voorhees, New Jersey     November 3, 2005

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    54

Form 13F Information Table Value Total:   $58679


FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

AIR PRODCOM     009158106    1053   19100SH       Sole                     19100
ALTRIA GCOM     02209S103    2314   31400SH       Sole                     31400
AMERICANCOM     026874107    1667   26900SH       Sole                     26900
AT&T CORCOM     001957505    1097   55400SH       Sole                     55400
AVON PROCOM     054303102     747   27650SH       Sole                     27650
BANK OF COM     060505104    1575   37400SH       Sole                     37400
BRISTOL-COM     110122108     710   29500SH       Sole                     29500
CAPITAL COM     14040H105     946   11900SH       Sole                     11900
CHEVRON COM     166764100     689   10641SH       Sole                     10641
CITIGROUCOM     172967101    2367   52000SH       Sole                     52000
COMCAST COM     20030N200    1324   45998SH       Sole                     45998
CONOCOPHCOM     20825C104    1985   28400SH       Sole                     28400
DOMINIONCOM     25746U109    1404   16300SH       Sole                     16300
DOW CHEMCOM     260543103     829   19900SH       Sole                     19900
EXELON CCOM     30161N101    1555   29100SH       Sole                     29100
EXXON MOCOM     30231G102    1692   26636SH       Sole                     26636
FANNIE MCOM     313586109     448   10000SH       Sole                     10000
FREDDIE COM     313400301     497    8800SH       Sole                      8800
GENERAL COM     369604103    1253   37200SH       Sole                     37200
GOLDMAN COM     38141G104    1009    8300SH       Sole                      8300
HARTFORDCOM     416515104    1335   17300SH       Sole                     17300
HEWLETT-COM     428236103    2132   73000SH       Sole                     73000
HOME DEPCOM     437076102     507   13300SH       Sole                     13300
HONEYWELCOM     438516106     562   15000SH       Sole                     15000
INGERSOLCOM     G4776G101     902   23600SH       Sole                     23600
INT'L BUCOM     459200101     626    7800SH       Sole                      7800
JPMORGANCOM     46625H100    1098   32364SH       Sole                     32364
LOCKHEEDCOM     539830109     610   10000SH       Sole                     10000
MARSH & COM     571748102    1203   39600SH       Sole                     39600
MCDONALDCOM     580135101    1286   38400SH       Sole                     38400
MERCK & COM     589331107    1774   65200SH       Sole                     65200
MICROSOFCOM     594918104    1272   49447SH       Sole                     49447
MORGAN SCOM     617446448     868   16100SH       Sole                     16100
MOTOROLACOM     620076109     828   37600SH       Sole                     37600
NOKIA COCOM     654902204    1311   77500SH       Sole                     77500
NORTHROPCOM     666807102     592   10900SH       Sole                     10900
OCCIDENTCOM     674599105     846    9900SH       Sole                      9900
PFIZER ICOM     717081103    1699   68025SH       Sole                     68025
PITNEY BCOM     724479100    1311   31400SH       Sole                     31400
PROCTER COM     742718109    1130   19000SH       Sole                     19000
RAYTHEONCOM     755111507     650   17100SH       Sole                     17100
SCHERINGCOM     806605101     631   30000SH       Sole                     30000
SONY CORCOM     835699307     531   16000SH       Sole                     16000
TEXAS INCOM     882508104    1726   50900SH       Sole                     50900
TIME WARCOM     887317105     940   51900SH       Sole                     51900
TYCO INTCOM     902124106     947   34000SH       Sole                     34000
UNION PACOM     907818108    1111   15500SH       Sole                     15500
VERIZON COM     92343v104     523   16000SH       Sole                     16000
VIACOM ICOM     925524308    1033   31300SH       Sole                     31300
WACHOVIACOM     929903102     833   17500SH       Sole                     17500
WASHINGTCOM     939322103     882   22500SH       Sole                     22500
WELLS FACOM     949746101     814   13900SH       Sole                     13900
XEROX COCOM     984121103     751   55000SH       Sole                     55000
iSHARES COM     464287176     252    2397SH       Sole                      2397